17 PROVISION FOR ENVIRONMENTAL LIABILITIES AND ASSET RETIREMENT OBLIGATIONS	12 Months Ended
Dec. 31, 2019
Provision For Environmental Liabilities And Asset Retirement Obligations [Abstract]
PROVISION FOR ENVIRONMENTAL LIABILITIES AND ASSET RETIREMENT OBLIGATIONS

17     PROVISION FOR ENVIRONMENTAL LIABILITIES AND ASSET RETIREMENT OBLIGATIONS

The carrying amount of the provision for environmental liabilities and asset retirement obligation (ARO) are as follows:

		Consolidated
	12/31/2019	12/31/2018
Environmental liabilities	192,270	198,386
Asset retirement obligations	331,731	83,380
	524,001	281,766

17.a) Environmental liabilities

As of December 31, 2019, there is a provision recognized for expenditures relating to environmental investigation and recovery services for potentially contaminated areas surrounding establishments in the States of Rio de Janeiro, Minas Gerais and Santa Catarina. Estimated expenditures will be reviewed periodically and the amounts already recognized will be adjusted whenever necessary. These are Management’s best estimates based on the environmental remediation studies and projects. This provision is recognized as other operating expenses.

The provision is measured at the present value of the expenditures required to settle the obligation, using a pretax rate that reflects current market assessments of the time value of money and the specific risks of the obligation. The increase in the obligation due to passage of time is recognized as other operating expenses.

Some contingent environmental liabilities are monitored by environmental department were not recorded in provisions due to its characteristics, they do not meet the recognition criteria present in IAS 37.

17.b) Asset retirement

In 2019, the Company decided to anticipate the discontinuity of the dams used in its mining activities and, consequently, the flow of expenses for deactivating the dams was anticipated in relation to the initial planning considering the last study. As a result, the balance of the provision for deactivating assets was R$331,731 on December 31, 2019 (R$83,380 on December 31, 2018).